Lease	12 Months Ended
Dec. 31, 2019
Lease
Lease

25. Lease

The Group has operating leases mainly for offices, offline experience centers, customer service centers and logistics centers. For the year ended December 31, 2019, operating lease costs and short-term lease costs were RMB42,315 and RMB17,629, respectively. There were no leasing costs other than the operating lease costs and short-term lease costs for the year ended December 31, 2019.

A summary of supplemental information related to operating leases as of December 31, 2019 is as follows:

As of December 31, 2019
RMB
Operating lease ROU assets	159,321
Operating lease liabilities-current	38,608
Operating lease liabilities-non-current	113,782
Total operating lease liabilities	152,390
Weighted average remaining lease term	3.81
Weighted average discount rate	11.6%

For the year ended December 31, 2019
RMB
Operating cash flows for operating leases	64,739
ROU assets obtained in exchange for new operating lease liabilities	138,049

As of December 31, 2019, the Company had RMB2,841 of short term lease commitments under non-cancellable operating leases.

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2019 is as follows:

As of December 31, 2019
RMB
2020	52,946
2021	50,394
2022	38,261
2023	34,564
2024	7,987
Total lease payments	184,152
Less: interest	(31,762)
Present value of operating lease liabilities	152,390

As of December 31, 2019, the Group has no significant lease contract that has been entered into but not yet commenced.

Rental expenses were RMB34,090 and RMB39,581 for the years ended December 31, 2017 and 2018, respectively. As of December 31, 2018, the future minimum lease payments under the Group's non-cancelable operating lease agreements based on ASC840 are as follows:

As of
December 31, 2018
RMB
2019	33,740
2020	19,554
2021	12,507
2022	2,624
2023	402
2024 and thereafter	—
Total	68,827